Pointer Ridge Office Investment, LLC (Summary Of Condensed Balance Sheets And Statements Of Income Information) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 17, 2008
Chesapeake Custom Homes, L.L.C. Membership Interest In Pointer Ridge [Member]
Schedule of Equity Method Investments [Line Items]
Owned membership interest								12.50%
Pointer Ridge Office Investment, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Increase (decrease) in ownership percentage					12.50%
Owned membership interest					62.50%			62.50%
Current assets	$ 309,404		$ 309,404		$ 429,611	$ 758,257	$ 891,233
Non-current assets	6,987,772		6,987,772		7,088,001	7,252,413	7,432,268
Liabilities	6,233,193		6,233,193		6,299,819	6,397,360	6,480,230
Equity	1,063,983		1,063,983		1,217,793	1,613,310	1,843,271
Revenue	213,415	187,285	624,669	576,407	765,044	822,920	1,239,137
Expenses	268,519	287,788	778,478	914,763	1,160,562	1,017,184	1,006,563
Net loss	$ (55,104)	$ (100,503)	$ (153,809)	$ (338,356)	$ (395,518)	$ (194,264)	$ 232,574